Fixed Assets, net (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) item $ / T	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Fixed Assets, net
TEU of vessels contracted for construction | item			163,950
Fixed assets, net			$ 4,892,047	$ 4,749,287	$ 4,058,230	$ 3,903,896
Number of vessels delivered | item				6
Number of vessels acquired | item			11		7
Gain / (Loss) on sale of vessels			$ 0	$ 8,332	$ 1,639
Net gain on disposal/sale of vessels			0	8,332	$ 1,639
Vessel
Fixed Assets, net
Impairment loss			0	0
Residual value (estimated scrap value)			$ 616,300	$ 603,700
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton) | $ / T			300
Stride
Fixed Assets, net
Insurance proceeds	$ 11,900
Gain / (Loss) on sale of vessels	8,300
Net gain on disposal/sale of vessels	$ 8,300
Two 6,104 TEU newbuild container vessels
Fixed Assets, net
Fixed assets, net			$ 129,400
6,014 TEU
Fixed Assets, net
Number of Container Vessels | item			2
Two 6,014 TEU
Fixed Assets, net
TEU of vessels contracted for construction | item			6,014
7,165 TEU Container Vessels
Fixed Assets, net
Number of Container Vessels | item				2
TEU of container vessels acquired | item				7,165
Drybulk capesize vessel
Fixed Assets, net
Aggregate purchase price			$ 25,000
Escrow Deposit			$ 3,800
8,010 TEU Container Vessels
Fixed Assets, net
Number of Container Vessels | item				4
TEU of container vessels acquired | item				8,010
Amalia C
Fixed Assets, net
Gain / (Loss) on sale of vessels		$ 1,600
Net gain on disposal/sale of vessels		$ 1,600
Capesize Bulk Carriers
Fixed Assets, net
Number of carriers agreed to acquire | item				3